UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CalPERS

Address:   400 Q St.
           Sacramento, CA  95811


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Flynn
Title:  Div Chief Investment Operation
Phone:  916-795-3400

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew Flynn                  Sacramento, CA                     1/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $   32,871,791
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                    COLUMN 2           COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- --------------------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER              TITLE OF CLASS          CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- --------------------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
ARCTIC CAT INC               COM                         039670104      69894     9900 SH       SOLE                   0   9900    0
BRT REALTY TRUST             SHS BEN INT NEW             055645303      45600     8000 SH       SOLE                   0   8000    0
BERKSHIRE HATHAWAY INC DEL   CL B                        084670207   26397912     7944 SH       SOLE                   0   7944    0
BIDZ COM INC                 COM                         08883T200      10092     2900 SH       SOLE                   0   2900    0
GSI GROUP INC                COM                         36229U102  114134.78   152200 SH       SOLE                   0 152200    0
GSC INVESTMENT CORP                                      362493108      21655     6100 SH       SOLE                   0   6100    0
GOVERNMENT PROPERTIES INCOME REIT                        38376A103     511413    21300 SH       SOLE                   0  21300    0
GREAT NORTHN IRON ORE PPTYS  CTFS BEN INT                391064102      36800      400 SH       SOLE                   0    400    0
ISHARES TR                   RUSSELL 2000 GROWTH INDEX   464287648      26204      400 SH       SOLE                   0    400    0
                             FD
KKR FINL HLDGS LLC           COM                         48248A306    1078770   233500 SH       SOLE                   0 233500    0
LECG CORP                    COM                         523234102     171990    49000 SH       SOLE                   0  49000    0
LINN ENERGY LLC              UNIT REPSTG LTD LIABILITY   536020100  167059.72     7292 SH       SOLE                   0   7292    0
                             CO
MERCER INTL INC              SH BEN INT                  588056101     245097    72300 SH       SOLE                   0  72300    0
MESABI TR                    CTF BEN INT                 590672101      34510     3400 SH       SOLE                   0   3400    0
OCH ZIFF CAPITAL MANAGEMENT                              67551U105 1480504.84   121652 SH       SOLE                   0 121652    0
PATRIOT CAP FDG INC          COM                         70335Y104      18768     4600 SH       SOLE                   0   4600    0
RHI ENTMT INC                COM                         74957T104      86814    27300 SH       SOLE                   0  27300    0
THERMADYNE HLDGS CORP NEW    COM PAR .01                 883435307  176923.64    25604 SH       SOLE                   0  25604    0
THESTREET COM INC            COM                         88368Q103      37410    12900 SH       SOLE                   0  12900    0
TRAVELCENTERS AMER LLC       COM                         894174101     777010   139000 SH       SOLE                   0 139000    0
ARIES MARITIME TRANSPORT LTD SHS                         G0474B105      15768    21600 SH       SOLE                   0  21600    0
CDC CORPORATION              SHS A                       G2022L106     135716    51800 SH       SOLE                   0  51800    0
CHIPMOS TECHNOLOGIES BERMUDA SHS                         G2110R106     416421   429300 SH       SOLE                   0 429300    0
COSAN LTD                    COM USD CL A                G25343107     356290    45100 SH       SOLE                   0  45100    0
TSAKOS ENERGY NAVIGATION LTD SHS                         G9108L108      68860     4400 SH       SOLE                   0   4400    0
XYRATEX LTD                  COM                         G98268108     357576    37600 SH       SOLE                   0  37600    0
NUSTAR GP HLDGS LLC          UNIT RESTG LTD LIABILITY    67059L102    12598.4      508 SH       SOLE                   0    508    0
                             INTS


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